Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
Fair Value Measurement

25.	FAIR VALUE MEASUREMENT

Quantitative disclosures fair value measurement hierarchy for assets (liabilities) as of December 31, 2017:

		Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
			(Level 1)	(Level 2)	(Level 3)
		US$’000	US$’000	US$’000	US$’000
Fair value information:
Available-for-sale financial assets (Note 11.1)
Unquoted equity shares
Thai Metal Processing Co., Ltd.	December 31, 2017	2,747	—	—	2,747
Other current financial assets (liabilities) - derivatives (Note 11.1)
Foreign exchange forward contract	December 31, 2017	(139)	—	(139)	—
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	December 31, 2017	9,548	—	—	9,548
Office buildings	December 31, 2017	1,303	—	—	1,303

There have been no transfers between Level 1 and Level 2 during the year.

Quantitative disclosures fair value measurement hierarchy for assets (liabilities) as of December 31, 2016:

		Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		US$’000	US$’000	US$’000	US$’000
Fair value information:
Available-for-sale financial assets (Note 11.1)
Unquoted equity shares
Thai Metal Processing Co., Ltd.	December 31, 2016	2,765	—	—	2,765
Other current financial assets (liabilities) - derivatives (Note 11.1)
Foreign exchange forward contract	December 31, 2016	187	—	187	—
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	December 31, 2016	8,851	—	—	8,851
Office buildings	December 31, 2016	924	—	—	924

There have been no transfers between Level 1 and Level 2 during the year.